Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Debt-to-Equity Ratio	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Debt-to-Equity Ratio [Abstract]
Total debts	RM 22,809,055	$ 4,835,296	RM 22,862,227
Total equity	RM 236,801,277	$ 50,199,539	RM 92,969,863
Debt-to-equity %	9.63%	9.63%	24.59%